Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity
Opening balance	$ 100,252,480	$ 113,903,089
Dividends declared	(195,704)
Closing balance	95,236,419	100,252,480
Equity reserves
Equity
Opening balance	17,922,725	8,898,633
Release of reserves	(8,174,839)	(2,491,377)
Appropriation of reserves	14,408,521	11,515,469
Closing balance	$ 24,156,407	$ 17,922,725